Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000106437 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106437 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106437 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000106437 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000106437 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000106437 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000106437 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106437 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106437 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000106437 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106437 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000106437 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106437 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000106437 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000128461 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128461 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128461 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000128461 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000128461 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000128461 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000128461 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000128461 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128461 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000128461 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128461 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000128461 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128461 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000128461 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000051988 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051988 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051988 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000051988 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000051988 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051988 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000051988 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051988 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051988 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051988 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051988 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051988 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051988 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000051988 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000001737 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001737 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001737 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000001737 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000001737 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001737 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000001737 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001737 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001737 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001737 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001737 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001737 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001737 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001737 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000001735 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001735 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001735 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.70%
C000001735 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000001735 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000001735 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000001735 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001735 [Member] | Preferred securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001735 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001735 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001735 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001735 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001735 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000001735 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000001738 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001738 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001738 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001738 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001738 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000001738 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001738 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001738 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000001738 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000001738 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001738 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001738 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001738 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001738 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000001738 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001738 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000001738 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000001738 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001740 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001740 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001740 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001740 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001740 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000001740 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001740 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001740 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000001740 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000001740 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001740 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001740 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001740 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000001740 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001740 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000001740 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000001740 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001741 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001741 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000001741 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001741 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001741 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000001741 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001741 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000001741 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000001741 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000001741 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001741 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000001741 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000001741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000001741 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000001741 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001741 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000001741 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000001741 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153916 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153916 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153916 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153916 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153916 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000153916 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153916 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153916 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000153916 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000153916 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153916 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153916 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153916 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153916 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000153916 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153916 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000153916 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000153916 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153917 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153917 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153917 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153917 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153917 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000153917 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153917 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153917 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000153917 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000153917 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153917 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153917 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153917 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153917 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000153917 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153917 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000153917 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000153917 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153918 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153918 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153918 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000153918 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153918 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000153918 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153918 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000153918 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000153918 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000153918 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153918 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153918 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153918 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000153918 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C000153918 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000153918 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000153918 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000153918 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000213125 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213125 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213125 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213125 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213125 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000213125 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000213125 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213125 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000213125 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213125 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213125 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213125 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213125 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213125 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213125 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000213125 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000213125 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213125 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213125 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213124 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213124 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213124 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213124 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213124 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000213124 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000213124 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213124 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000213124 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213124 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213124 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213124 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213124 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213124 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213124 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000213124 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000213124 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213124 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213124 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213128 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213128 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213128 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213128 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213128 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000213128 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000213128 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213128 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000213128 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213128 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213128 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213128 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213128 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213128 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213128 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000213128 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000213128 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213128 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213128 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213127 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213127 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213127 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213127 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213127 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000213127 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000213127 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213127 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000213127 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213127 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213127 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213127 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213127 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213127 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213127 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000213127 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000213127 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213127 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213127 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213126 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213126 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213126 [Member] | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213126 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000213126 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000213126 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000213126 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000213126 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000213126 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000213126 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213126 [Member] | Mortgage Backed Securities Issued by US Government Sponsored Enterprises Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213126 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000213126 [Member] | Term loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213126 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000213126 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000213126 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.40%
C000213126 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000213126 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000213126 [Member] | Foreign government obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%